INVESTMENTS - Equities (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS
Equities held, Cost	$ 9,613,380	$ 17,812,704
Equities held, Fair Value	$ 779,019	$ 3,408,092
Exploits Discovery Corp.
INVESTMENTS
Equities held, Quantity	4,157,466	13,229,466
Equities held, Cost	$ 2,659,473	$ 8,462,704
Equities held, Fair Value	$ 187,086	$ 1,587,536
Labrador Gold Corp.
INVESTMENTS
Equities held, Quantity	9,865,556	12,555,556
Equities held, Cost	$ 6,953,907	$ 8,850,000
Equities held, Fair Value	$ 591,933	$ 1,820,556
Long Range Exploration Corporation
INVESTMENTS
Equities held, Quantity		5,000,000
Equities held, Cost		$ 500,000